Long-term Debt - General Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2015	Jan. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	May 14, 2014
Long-term debt
Loss on extinguishment of debt			$ 9,349		$ 16,417	$ 4,084	$ 4,084	$ 21,524
May 2014 First Lien
Long-term debt
Decrease in applicable interest rates (as a percent)	0.50%
Loss on extinguishment of debt				$ 4,084
May 2014 Second Lien
Long-term debt
Loss on extinguishment of debt					$ 7,068
January 2014 Credit Agreement
Long-term debt
Loss on extinguishment of debt								9,855
July 2012 Credit Agreements
Long-term debt
Loss on extinguishment of debt								$ 11,669
Term loan | First Lien Credit Agreement, First and Second Amendments
Long-term debt
Loss on extinguishment of debt	$ 4,084
Term loan | May 2014 First Lien
Long-term debt
Maximum borrowing capacity									$ 810,000
Term loan | May 2014 Second Lien
Long-term debt
Maximum borrowing capacity									265,000
Term loan | January 2014 Credit Agreement
Long-term debt
Maximum borrowing capacity		$ 320,000
Term loan | January 2014 Credit Agreement | LIBOR
Long-term debt
Variable rate, basis spread (as a percent)		4.00%
Revolver | May 2014 First Lien
Long-term debt
Maximum borrowing capacity									$ 75,000
Revolver | January 2014 Credit Agreement
Long-term debt
Maximum borrowing capacity		$ 30,000